MORTGAGE SERVICING RIGHTS (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Servicing Assets at Fair Value [Line Items]
Total	$ 961,823	$ 918,247
Mortgage servicing rights
Servicing Assets at Fair Value [Line Items]
2015	148,084
2016	108,035
2017	102,795
2018	80,761
2019	36,941
Thereafter	485,207
Total	$ 961,823	$ 918,247	$ 811,783